Share-Based Compensation and Equity - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	$ 21,545	$ 14,932	$ 13,840
Tax benefit	(7,231)	(5,066)	(4,644)
Stock option expense, net of tax	14,314	9,866	9,196
Stock Options [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	2,696	6,032	2,572
Tax benefit	(998)	(2,198)	(825)
Stock option expense, net of tax	1,698	3,834	1,747
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	6,075	5,580	5,741
Tax benefit	(1,887)	(1,672)	(1,809)
Stock option expense, net of tax	4,188	3,908	3,932
Performance Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	12,494	2,162	4,425
Tax benefit	(4,237)	(768)	(1,602)
Stock option expense, net of tax	8,257	1,394	2,823
Director Deferred Shares [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation expense	280	1,158	1,102
Tax benefit	(109)	(428)	(408)
Stock option expense, net of tax	$ 171	$ 730	$ 694